Income Taxes - Income Tax Provision Attributable to Income from Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Expected provision using statutory federal income tax rate	$ 2,554	$ 2,223	$ 1,798
Tax-exempt income on state and municipal securities and political subdivision loans	(203)	(269)	(169)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	6	6	8
Tax-exempt income on bank owned life insurance	(86)	(78)	(36)
Other	2	108	1
Total income tax provision	$ 2,273	$ 1,990	$ 1,602